Reinsurance (Schedule Of Reinsurance Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount									$ 2,184.1	$ 2,119.3	$ 2,096.9
Ceded to Other Companies									128.3	127.0	104.2
Assumed From Other Companies									97.5	105.4	109.2
Net Amount	542.7	539.8	537.0	533.8	524.5	532.8	532.9	507.5	2,153.3	2,097.7	2,101.9
Percentage of Amount Assumed to Net									4.50%	5.00%	5.20%
Life Insurance In Force [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount									350,623.1	333,211.1	305,500.1
Ceded to Other Companies									55,126.0	6,301.3	6,012.6
Assumed From Other Companies									71.7	84.8	91.1
Net Amount									295,568.8	326,994.6	299,578.6
Life Insurance And Annuities [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount									942.3	920.9	900.5
Ceded to Other Companies									52.2	54.1	56.3
Assumed From Other Companies										0.1	0.1
Net Amount									890.1	866.9	844.3
Accident And Health Insurance [Member]
Reinsurance Premiums for Insurance Companies, by Product Segment [Line Items]
Gross Amount									1,241.8	1,198.4	1,196.4
Ceded to Other Companies									76.1	72.9	47.9
Assumed From Other Companies									97.5	105.3	109.1
Net Amount									$ 1,263.2	$ 1,230.8	$ 1,257.6
Percentage of Amount Assumed to Net									7.70%	8.60%	8.70%